Deferred Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue-at beginning of the year	¥ 62,638
Additions	9,687,382	¥ 338,702
Recognition	(9,342,852)	(276,064)
Deferred revenue-at end of the year	¥ 407,168	¥ 62,638